Other Payables and Accrued Liabilities	6 Months Ended
Jun. 30, 2026
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 13 – OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities are summarized as follow:

	As of December 31,	As of June 30,
	2025	2026

Provision for staff bonus and unused annual leave	$58,603	$25,619
Accrued staff salaries	129,737	27,094
Accrued administrative expenses	309,028	116,314
Other payables	5,051	255
Total	$502,419	$169,282